Discontinued Operations - Schedule Of Cash Flow Statement Of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Cash Flow Statement Of Discontinued Operations [Line Items]
Net cash flows provided by (used in) operating activities of discontinued operations	$ 0	$ (3,644)	$ (18,601)
Net cash flows provided by (used in) investing activities of discontinued operations	0	79	(446)
Net cash flows provided by (used in) financing activities of discontinued operations	$ 0	1,781	8,650
Calyxt [Member]
Schedule Of Cash Flow Statement Of Discontinued Operations [Line Items]
Net cash flows provided by (used in) operating activities of discontinued operations		(3,644)	(18,601)
Net cash flows provided by (used in) investing activities of discontinued operations		79	(446)
Net cash flows provided by (used in) financing activities of discontinued operations		1,781	8,650
(Decrease) increase in cash and cash equivalents		$ (1,784)	$ (10,396)